Intangible Assets and Goodwill, Net (Details) - Schedule of intangible assets and related accumulated amortization - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Beginning Balance, cost	S/ 1,472,506	S/ 1,758,368	S/ 1,717,926
Additions, Cost	165,157	67,741	50,405
Capitalization of interest expenses, Cost		609	1,105
Transfers from assets under construction, Cost			(89)
Disposal, Cost	(3,665)	(326,045)	(1,413)
Reclassifications, Cost	(29,100)		(24,157)
Translations adjustments, Cost	(18,886)	(10,521)	14,591
Ending Balance, cost	1,586,462	1,472,506	1,758,368
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(729,115)	(966,378)	(863,699)
Amortization, Accumulated impairment and depreciation	(102,035)	(106,512)	(98,621)
Disposal, Accumulated impairment and depreciation	2,852	323,356	921
Translations adjustments, Accumulated impairment and depreciation	2,874	3,524	(4,979)
Ending Balance, Accumulated impairment and depreciation	(799,126)	(729,115)	(966,378)
Beginning balance, carrying amount	303,170		854,227
Ending Balance, Carrying amounts	284,465	303,170
Subsidiary deconsolidation		(17,646)
Transfers	450
Subsidiary deconsolidation,Accumulated impairment and depreciation		16,895
Reclassifications, Accumulated impairment and depreciation	29,100
Transfers, Accumulated impairment and depreciation	(272)
Impairment loss, Accumulated impairment and depreciation	(2,530)
Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	743,391		791,990
Ending Balance, Carrying amounts	787,336	743,391
Goodwill [member]
Cost
Beginning Balance, cost	93,600	95,466	93,887
Additions, Cost
Capitalization of interest expenses, Cost
Transfers from assets under construction, Cost
Disposal, Cost
Reclassifications, Cost
Translations adjustments, Cost	(7,603)	(1,866)	1,579
Ending Balance, cost	85,997	93,600	95,466
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(36,520)	(36,520)	(36,520)
Amortization, Accumulated impairment and depreciation
Disposal, Accumulated impairment and depreciation
Translations adjustments, Accumulated impairment and depreciation
Ending Balance, Accumulated impairment and depreciation	(36,520)	(36,520)	(36,520)
Beginning balance, carrying amount			57,367
Subsidiary deconsolidation
Transfers
Subsidiary deconsolidation,Accumulated impairment and depreciation
Reclassifications, Accumulated impairment and depreciation
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Goodwill [member] | Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	57,080		58,946
Ending Balance, Carrying amounts	49,477	57,080
Trade- Marks [member]
Cost
Beginning Balance, cost	95,528	100,512	92,786
Additions, Cost
Capitalization of interest expenses, Cost
Transfers from assets under construction, Cost
Disposal, Cost
Reclassifications, Cost			(84)
Translations adjustments, Cost	(8,279)	(4,984)	7,810
Ending Balance, cost	87,249	95,528	100,512
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(22,091)	(22,091)	(22,091)
Amortization, Accumulated impairment and depreciation
Disposal, Accumulated impairment and depreciation
Translations adjustments, Accumulated impairment and depreciation
Ending Balance, Accumulated impairment and depreciation	(24,621)	(22,091)	(22,091)
Beginning balance, carrying amount			70,695
Subsidiary deconsolidation
Transfers
Subsidiary deconsolidation,Accumulated impairment and depreciation
Reclassifications, Accumulated impairment and depreciation
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation	(2,530)
Trade- Marks [member] | Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	73,437		78,421
Ending Balance, Carrying amounts	62,628	73,437
Concession Rights [member]
Cost
Beginning Balance, cost	694,809	690,545	710,290
Additions, Cost	6,973	6,185	4,412
Capitalization of interest expenses, Cost
Transfers from assets under construction, Cost
Disposal, Cost		(1,921)
Reclassifications, Cost	(15,596)		(24,157)
Translations adjustments, Cost
Ending Balance, cost	686,553	694,809	690,545
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(371,993)	(318,748)	(266,340)
Amortization, Accumulated impairment and depreciation	(55,096)	(54,304)	(52,408)
Disposal, Accumulated impairment and depreciation		1,059
Translations adjustments, Accumulated impairment and depreciation
Ending Balance, Accumulated impairment and depreciation	(411,765)	(371,993)	(318,748)
Beginning balance, carrying amount			443,950
Subsidiary deconsolidation
Transfers	367
Subsidiary deconsolidation,Accumulated impairment and depreciation
Reclassifications, Accumulated impairment and depreciation	15,596
Transfers, Accumulated impairment and depreciation	(272)
Impairment loss, Accumulated impairment and depreciation
Concession Rights [member] | Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	322,816		371,797
Ending Balance, Carrying amounts	274,788	322,816
Contractual Relations with Clients [member]
Cost
Beginning Balance, cost	74,155	77,542	72,810
Additions, Cost
Capitalization of interest expenses, Cost
Transfers from assets under construction, Cost
Disposal, Cost	(111)
Reclassifications, Cost
Translations adjustments, Cost	(2,525)	(3,387)	4,732
Ending Balance, cost	71,519	74,155	77,542
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(73,658)	(77,019)	(72,309)
Amortization, Accumulated impairment and depreciation
Disposal, Accumulated impairment and depreciation
Translations adjustments, Accumulated impairment and depreciation	2,422	3,361	(4,710)
Ending Balance, Accumulated impairment and depreciation	(71,236)	(73,658)	(77,019)
Beginning balance, carrying amount			501
Subsidiary deconsolidation
Transfers
Subsidiary deconsolidation,Accumulated impairment and depreciation
Reclassifications, Accumulated impairment and depreciation
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Contractual Relations with Clients [member] | Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	497		523
Ending Balance, Carrying amounts	283	497
Software and Development Costs [member]
Cost
Beginning Balance, cost	45,239	63,871	63,278
Additions, Cost	10,207	10,312	1,526
Capitalization of interest expenses, Cost
Transfers from assets under construction, Cost			(64)
Disposal, Cost	(3,554)	(11,014)	(1,413)
Reclassifications, Cost			74
Translations adjustments, Cost	(479)	(284)	470
Ending Balance, cost	51,489	45,239	63,871
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(28,298)	(47,276)	(41,891)
Amortization, Accumulated impairment and depreciation	(3,619)	(7,269)	(6,037)
Disposal, Accumulated impairment and depreciation	2,852	9,189	921
Translations adjustments, Accumulated impairment and depreciation	452	163	(269)
Ending Balance, Accumulated impairment and depreciation	(28,613)	(28,298)	(47,276)
Beginning balance, carrying amount			21,387
Subsidiary deconsolidation		(17,646)
Transfers	76
Subsidiary deconsolidation,Accumulated impairment and depreciation		16,895
Reclassifications, Accumulated impairment and depreciation
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Software and Development Costs [member] | Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	16,941		16,595
Ending Balance, Carrying amounts	22,876	16,941
Costs of Development of Wells [member]
Cost
Beginning Balance, cost	328,907	596,499	558,530
Additions, Cost	144,887	45,518	37,994
Capitalization of interest expenses, Cost
Transfers from assets under construction, Cost			(25)
Disposal, Cost		(313,110)
Reclassifications, Cost
Translations adjustments, Cost
Ending Balance, cost	473,794	328,907	596,499
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(128,891)	(401,498)	(364,556)
Amortization, Accumulated impairment and depreciation	(37,672)	(40,501)	(36,942)
Disposal, Accumulated impairment and depreciation		313,108
Translations adjustments, Accumulated impairment and depreciation
Ending Balance, Accumulated impairment and depreciation	(166,563)	(128,891)	(401,498)
Beginning balance, carrying amount			193,974
Subsidiary deconsolidation
Transfers
Subsidiary deconsolidation,Accumulated impairment and depreciation
Reclassifications, Accumulated impairment and depreciation
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Costs of Development of Wells [member] | Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	200,016		195,001
Ending Balance, Carrying amounts	307,231	200,016
Land Use Rights [member]
Cost
Beginning Balance, cost	13,288	13,288	13,288
Additions, Cost
Capitalization of interest expenses, Cost
Transfers from assets under construction, Cost
Disposal, Cost
Reclassifications, Cost
Translations adjustments, Cost
Ending Balance, cost	13,288	13,288	13,288
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(2,468)	(2,468)	(2,468)
Amortization, Accumulated impairment and depreciation
Disposal, Accumulated impairment and depreciation
Translations adjustments, Accumulated impairment and depreciation
Ending Balance, Accumulated impairment and depreciation	(2,468)	(2,468)	(2,468)
Beginning balance, carrying amount			10,820
Subsidiary deconsolidation
Transfers
Subsidiary deconsolidation,Accumulated impairment and depreciation
Reclassifications, Accumulated impairment and depreciation
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Land Use Rights [member] | Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	10,820		10,820
Ending Balance, Carrying amounts	10,820	10,820
Other Assets [member]
Cost
Beginning Balance, cost	126,980	120,645	113,057
Additions, Cost	3,090	5,726	6,473
Capitalization of interest expenses, Cost		609	1,105
Transfers from assets under construction, Cost
Disposal, Cost
Reclassifications, Cost	(13,504)		10
Translations adjustments, Cost
Ending Balance, cost	116,573	126,980	120,645
Accumulated amortization and impairment
Beginning Balance, Accumulated impairment and depreciation	(65,196)	(60,758)	(57,524)
Amortization, Accumulated impairment and depreciation	(5,648)	(4,438)	(3,234)
Disposal, Accumulated impairment and depreciation
Translations adjustments, Accumulated impairment and depreciation
Ending Balance, Accumulated impairment and depreciation	(57,340)	(65,196)	(60,758)
Beginning balance, carrying amount			55,533
Subsidiary deconsolidation
Transfers	7
Subsidiary deconsolidation,Accumulated impairment and depreciation
Reclassifications, Accumulated impairment and depreciation	13,504
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Other Assets [member] | Carrying amounts [Member]
Accumulated amortization and impairment
Beginning balance, carrying amount	61,784		S/ 59,887
Ending Balance, Carrying amounts	S/ 59,233	S/ 61,784